Short-Term Investments - Summary of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Short-term investments	$ 389,698	$ 687,597
Commercial paper
Schedule of Investments [Line Items]
Short-term investments	81,023	672,597
Money market deposits
Schedule of Investments [Line Items]
Short-term investments	$ 308,675	$ 15,000